Income Taxes - Income Components (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic income/ (loss) (Marshall Islands/ Cayman Islands)	$ 0	$ 219,900	$ (161,913)
Foreign income	0	185,742	499,539
Total income before taxes, excluding impairment loss and gain from repurchases of senior notes	516,134	$ 405,642	$ 337,626
January 1, 2016 - April 14, 2016 | Marshall Islands
Domestic income/ (loss) (Marshall Islands/ Cayman Islands)	126,244
Foreign income	93,633
April 15, 2016 - December 31, 2016 | Cayman Islands
Domestic income/ (loss) (Marshall Islands/ Cayman Islands)	(97,939)
Foreign income	$ 394,196